Fees to Auditors - Summary of Fees to Auditors (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Auditors Remuneration [line items]
Audit fees	kr 91	kr 93	kr 93
Audit-related fees	11	10	11
Tax fees	17	18	32
Other fees	16	27	8
Total	135	148	144
PwC [member]
Auditors Remuneration [line items]
Audit fees	89	90	91
Audit-related fees	11	10	11
Tax fees	13	10	19
Other fees	9	16	8
Total	122	126	129
Others [member]
Auditors Remuneration [line items]
Audit fees	2	3	2
Tax fees	4	8	13
Other fees	7	11
Total	kr 13	kr 22	kr 15